Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future rental commitments under outstanding agreements
2013	$ 121,272,000
2014	96,714,000
2015	72,666,000
2016	53,946,000
2017	41,467,000
Thereafter	288,963,000
Total	675,028,000
Total rent expense for operating leases	168,300,000	163,900,000	154,800,000
Property rent expense to unrelated parties	$ 124,100,000	$ 118,400,000	$ 118,300,000